Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for information pursuant to the rules and regulations of the SEC.

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates

Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements including, but not limited to, inventory write-down, valuation of short-term investments, valuation of cryptocurrencies, receivable for cryptocurrencies collateral and borrowings denominated in cryptocurrencies, expected credit loss on receivable for cryptocurrencies collateral, useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets, valuation allowance for deferred tax assets and share-based compensation.

Principles of consolidation

Principles of consolidation

The Company’s consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings and financial position.
Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Company is RMB as determined based on the criteria of ASC 830, “Foreign Currency Matters”.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income (loss).

The financial statements of the Company are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity (deficit) on the consolidated financial statement.

Convenience translation

Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ were calculated at the rate of US$1.00=RMB7.0288 on December 31, 2025, representing the central parity rate on December 31, 2025 published by the People’s Bank of China. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2025, or at any other rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and receivable for cryptocurrencies collateral. The Company places its cash and cash equivalents and short-term investments with financial institutions with high credit ratings and quality. The Company manages credit risk of receivable for cryptocurrencies collateral through credit assessment of the counterparty lender and daily supervision and reconciliation of the asset status of the designated crypto wallets.

Fair value measurement

Fair value measurement

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for similar assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820 also describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

As of December 31, 2024 and 2025, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments, except for the following.

Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at December 31, 2024
	RMB	RMB	RMB	RMB
Cryptocurrencies	242,889,085	—	—	242,889,085
Fair Value Measurements as of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at December 31, 2025
	RMB	RMB	RMB	RMB
Cryptocurrencies	768,555,420	—	—	768,555,420
Receivable for cryptocurrencies collateral	20,387,316	—	—	20,387,316
Short-term investments	22,339,045	3,875,947	—	26,214,992
Borrowings denominated in cryptocurrencies	11,948,960	—	—	11,948,960

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include deposits in banks and other financial institutions that are unrestricted to withdrawal or use, and which have original maturities of three months or less. As of December 31, 2024 and 2025, cash and cash equivalents was RMB32,431,081 and RMB8,502,357, respectively.

Restricted cash

Restricted cash

Restricted cash mainly represents the bank deposit frozen by the court as a result of legal proceedings. As of December 31, 2024 and 2025, the Company had restricted cash of RMB418,722 and RMB1,347,795, respectively.

Short-term investments

Short-term investments

Investment in equity securities with readily determinable fair value

The Company hold investments in equity securities of a publicly listed company, for which the Company does not have significant influence. Investments in equity securities with readily determinable fair values are measured at fair value and any changes in fair value are recognized in other income (expenses).

Investment in warrants

The Company hold investments in stock warrants of a publicly listed company, for which the Company does not have significant influence. The warrants are measured at fair value and any changes in fair value are recognized in other income (expenses).

Inventories, net

Inventories, net

Inventories, consist of raw materials, work in process and finished goods. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment.

Prepayments	Prepayments Prepayments primarily consist of advances to suppliers for future inventory purchases and prepaid processing fees and prepaid expenses for research and development activities.
Cryptocurrencies

Cryptocurrencies

Certain cryptocurrencies were included in non-current assets on the consolidated balance sheets due to the Company’s intent to retain them for long-term strategic reserve. Other cryptocurrencies held with the intent to fund operating expenses and working capital are included in current assets on the consolidated balance sheets. In addition, cryptocurrencies that are pledged as collateral are reported as “Receivable for cryptocurrencies collateral” and classified as current assets on the consolidated balance sheets, consistent with the Company’s intent to fund operating expenses.

As a result of adopting ASC 350-60, Intangibles — Goodwill and Other, (“ASC 350-60”) on January 31, 2024 following modified retrospective method, cryptocurrencies are measured at fair value as of each reporting period. The fair value of cryptocurrencies are measured using the period-end closing price from the principal market, Binance, in accordance with ASC 820, Fair Value Measurement (“ASC 820”). The changes in cryptocurrencies valuation due to remeasurement in fair value within each reporting period are reflected on the consolidated statements of operations and comprehensive income (loss) as “Change in fair value of cryptocurrencies”. The cost basis of cryptocurrencies is determined using average cost method of accounting.

The purchases and disposals of cryptocurrencies are included within investing activities in the consolidated statements of cash flows.

Receivable for cryptocurrencies collateral

Receivable for cryptocurrencies collateral

The receivable for cryptocurrencies collateral represents the cryptos posted as collateral to the lender who has the rights to, among other activities, lend or re-hypothecate such cryptos at the sole discretion of the lender and for which the lender has an obligation to return to the Company at maturity of the loan.

The receivable for cryptocurrencies collateral is initially measured upon transfer at fair value and subsequently remeasured at fair value at the end of each reporting period. The changes in fair value are recognized on the consolidated statements of operations, in accordance with ASC 350-60.

In estimating the allowance for credit losses, the Company applies the current expected credit loss (“CECL”) model, which requires the measurement of lifetime expected credit losses on the amortized costs of the financial assets.

To estimate the allowance for credit loss of receivable for cryptocurrencies collateral, as the Company has no historical experience with similar assets, the allowance is determined using a combination of industry data, peer analysis, and forward-looking information about economic conditions and the creditworthiness of the counterparty.

The Company incorporates relevant qualitative factors, such as the nature of the receivable, the characteristics of the counterparty, and any observable market indicators, to assess the expected collectability of the receivable for cryptocurrencies collateral. The estimation process also includes reasonable and supportable forecasts to account for future economic conditions and any anticipated impact on the receivable. As of December 31, 2024 and 2025, no allowance for credit loss was recorded for receivable for cryptocurrencies collateral.

Borrowings denominated in cryptocurrencies

Borrowings denominated in cryptocurrencies

Borrowings denominated in cryptocurrencies is accounted for as hybrid instrument with a debt host contract and embedded derivatives linked to the fair value of cryptocurrencies. The Company measures this hybrid instrument at fair value through the election of fair value option. The fair value is measured as the spot price of the underlying cryptocurrencies in which the borrowing is denominated. Election of the fair value option is generally irrevocable unless an event occurs that gives rise to a new basis of accounting for that instrument. The gain or loss from change in fair value of borrowings denominated in cryptocurrencies are reported as a separate caption in other income (expenses) on the consolidated statements of operations and comprehensive income (loss).

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Machinery and electronic equipment	3 to 10 years
Office furniture	5 years
Transportation equipment	4 years
Buildings and facilities attached to buildings	20 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the remaining lease term.

Intangible asset, net

Intangible asset, net

The Company’s intangible asset with definite useful lives primarily consists of a franchise right and land use right. According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:

Franchise right	2 years
Land use right	50 years

Impairment of long-lived assets

Impairment of long-lived assets

For long-lived assets including primarily property, plant and equipment, right-of-use assets, and intangible assets with finite lives, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the years ended December 31, 2023, 2024 and 2025, no impairment of long-lived assets was recognized.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

Borrowings denominated in cryptocurrencies

Revenue from contracts with customers

Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax and applicable local government levies.

Product sales revenue

The Company generates revenue primarily from the sale of product solutions by integrating its self-designed IC products (e.g., high throughput computing, or HTC, solutions) directly to a customer, such as a business or individual engaged in mining activities.

The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by or shipped to customers. The Company’s sales arrangements usually require prepayment before the delivery of products. The advance payment is not considered a significant financing component. The Company elected to account for shipping and handling fees as a fulfillment cost. The product sales contracts generally include product warranty provisions. The Company did not accrue warranty liabilities for the product sales as the financial impacts of the warranty have historically been and are expected to continue to be immaterial. The Company estimates sales return based on historical experiences and there was no allowance for sales return recorded during the years ended December 31, 2023, 2024 and 2025.

Service revenue

The Company also generates revenue from its design and technical services under separate contracts. Revenues from the design and technical service to the customers are recognized at a point in time when services are provided.

Revenue disaggregation

In accordance with ASC 606, the Company disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. The following table summarizes the net revenues generated from different revenue streams:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product sales revenue	71,321,462	34,096,450	26,633,026
Service revenue	7,013,914	6,499,466	373,718
Net revenues	78,335,376	40,595,916	27,006,744

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods or services to the customer. As of December 31, 2024 and 2025, the Company recorded contract liabilities of RMB98,895,905 and RMB69,314,154, respectively, which were presented as advance from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2023, 2024 and 2025, the Company recognized RMB23,740,945, RMB9,765,766 and RMB20,805,240 from the opening balance of contract liabilities as revenue, respectively.

Cost of revenues

Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs and service costs. Product costs include costs of raw material, contract manufacturers for production, shipping and handling costs, and warehousing costs. Service costs include labor costs and material costs. During the years ended December 31, 2023, 2024 and 2025, the Company recorded inventory write-down of RMB60,767,978, RMB10,914,374 and RMB32,637,101 as cost of revenues, respectively.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotion, salaries, and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising and promotion costs in the amounts of RMB1,278,586, RMB364,253 and RMB656,386 for the years ended December 31, 2023, 2024 and 2025, respectively, are included in selling and marketing expenses.

Shipping and handling costs amounting to RMB2,122,358, RMB968,713 and RMB115,867 for the years ended December 31, 2023, 2024 and 2025, respectively, are included in selling and marketing expenses.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, raw materials used, consulting and contractor expenses, testing and processing expenses and other expenses in associated with research and development activities. The Company recognizes research and development expenses as expense when incurred.

Leases

Leases

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

Employee social security and welfare benefits

Employee social security and welfare benefits

Employees of the Company in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Share-based compensation

Share-based compensation

Restricted shares and options granted to employees and directors are accounted for under ASC Topic 718, “Compensation - Stock compensation” (“ASC 718”). In accordance with ASC 718, the Company determines whether restricted shares or options should be classified and accounted for as an equity award. All grants of restricted shares and options to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. The value of the portion of the award that is ultimately expected to vest is recognized as compensation expense over the requisite service periods in the statements of operations. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date.

The fair value of stock option granted is estimated on the grant date using the Binomial or Black-Scholes model.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be realized in the foreseeable future.

In accordance with the provisions of ASC 740, “Income taxes”, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of operations as income tax expense.

Noncontrolling interests

Noncontrolling interests

For the Company’s consolidated subsidiaries, noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effects would be anti- dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The CODM now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment. The CODM evaluates performance for the Company’s single operating segment and decides how to allocate resources based on the Company’s consolidated net income (loss) as reported in the consolidated statements of operations and comprehensive income (loss). The measure of segment assets is reported on the consolidated balance sheets as total assets. The CODM allocates resources across the Company based on consolidated net income (loss) derived during the annual budgeting process and throughout the year in monitoring actual results compared to budget and updated forecasts. These results are used to assess segment performance.

The operating segment financial information regularly reviewed by the CODM, inclusive assets, revenues, expenses, profit or loss, and noncash items are presented on a consolidated basis in the same amount and using the same captions as those included in the consolidated statements of operations and comprehensive income (loss), consolidated balance sheets, and consolidated statements of cash flows. There are no additional segment expense categories regularly provided to the CODM. Therefore, there are also no amounts classified as other segment items requiring disclosure.

Long-lived assets consist of cryptocurrencies, property, plant and equipment, right-of-use assets, intangible assets with finite lives and other non-current assets. As of December 31, 2025, the long lived assets of RMB424,743,318 belong to subsidiaries located in BVI. The remaining long-lived assets were located in PRC.

For the years ended December 31, 2023, 2024 and 2025, the Company’s net revenues by geographical location of customers are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	57,485,526	24,986,453	23,675,156
Hong Kong	16,461	9,467,603	1,242,153
Singapore	1,119,872	4,697,243	—
The United States	7,115,353	1,094,904	1,560,205
Others	12,598,164	349,713	529,230
Net revenues	78,335,376	40,595,916	27,006,744

Recently adopted or issued accounting pronouncements

Recently adopted or issued accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvement to Income Tax Disclosures” to enhance the transparency and decision usefulness of income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, on a prospective basis. Early adoption is permitted. The Company adopted ASU No. 2023-09 on January 1, 2025, which did not have a material impact on the consolidated financial statements. See Note 19.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses”, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. The ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU No. 2024-03.

In July 2025, the FASB issued ASU No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which provides a practical expedient for estimating expected credit losses for current accounts receivable and current contract assets. This ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. ASU No. 2025-05 should be applied prospectively. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures and expects no material change if adopting ASU No. 2025-05.